Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2019
Investments In Associates and Joint Ventures [Abstract]
Schedule of investments in joint ventures

	06.30.19	06.30.18
Beginning of the year	36,900	18,496
Share-holding (decrease) / increase in associates and joint ventures	488	(699)
Capital contribution	114	333
Share of (loss) / profit	(4,979)	(2,228)
Adjustment of previous years (IFRS 9 and 15)	(107)	-
Currency translation adjustment	(300)	2,657
Cash dividends (i)	(1,213)	(577)
Sale of associates	(5,022)	-
Liquidation distribution (ii)	-	(112)
Capital reduction	(470)	(513)
Transfer to borrowings to associates (iii)	-	(330)
Defined benefit plans	-	(86)
Issuance of capital	-	(552)
Deconsolidation	-	20,481
Others	(74)	30
End of the year	25,337	36,900

(i)	See Note 31.

(ii)	Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.
(iii)	Includes Ps. (6,058) and Ps. (3,815) reflecting interests in companies with negative equity as of June 30, 2019 and 2018, respectively, which are disclosed in "Provisions" (see Note 20).

Schedule of comprehensive income

Name of the entity	% of ownership interest held			Value of Group's interest in equity		Group's interest in comprehensive income
	06.30.19	06.30.18	06.30.17	06.30.19	06.30.18	06.30.19	06.30.18	06.30.17
Associates
New Lipstick (1)	49.96%	49.90%	49.90%	(6,058)	(3,815)	(2,238)	(3,703)	(4,794)
BHSA (2)	29.91%	29.91%	30.66%	3,114	5,103	(1,687)	291	(885)
Condor (3)	18.89%	28.10%	28.72%	974	1,083	27	417	907
PBEL	45.40%	45.40%	45.40%	1,385	1,632	(82)	291	528
Shufersal (7)	26.02%	33.56%	N/A	16,102	19,856	208	-	N/A
Other associates	-	-	-	2,632	4,518	(844)	231	(990)

Joint ventures
Quality (4)	50.00%	50.00%	50.00%	1,308	1,665	(408)	613	1,090
La Rural S.A.	50.00%	50.00%	50.00%	71	272	101	(31)	28
Cresca S.A. (6)	50.00%	50.00%	50.00%	14	2	12	708	455
Mehadrin (5)	45.41%	45.41%	45.41%	3,390	3,535	(78)	893	30
Other joint ventures	-	-	-	2,405	3,049	(290)	719	1,199
Total associates and joint ventures				25,337	36,900	(5,279)	429	(2,432)

The following is additional information about the Group's investments in associates and joint ventures:

				Last financial statement issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)		Profit / (loss) for the year		Shareholders' equity
Associates
New Lipstick (1)	United States	Real Estate	N/A	-		(31)		(210)
BHSA (2)	Argentina	Financing	448,689,072	1.500	(***)	1,698	(***)	10,496	(***)
Condor (3)	United States	Hotel	2,198,225	N/A		4		107
Shufersal (7)	Israel	Real estate	450	242		254		512
PBEL	India	Retail	79,282,087	1	(**)	(20)		1,859

Joint ventures
Quality (4)	Argentina	Real Estate	120,827,022	326		(816)		2,572
La Rural S.A.	Argentina	Event organization and others	714,498	1		227		72
Mehadrin (5)	Israel	Agriculture	1,509,889	3	(**)	32		611

N/A: Not applicable.

(1)	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021.In June 2019, an Escrow Agreement was signed for the sum of US$ 5.1 million, through which an option was acquired to purchase the controlling stake on one of the lands on which the Lipstick building is built. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.
(2)	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
(3)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2019 is US$ 9.07 per share
(4)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(5)	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.
(6)	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
(7)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.

(*)	Amounts presented in millions of US dollars under USGAAP. Condor's year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	Amounts as of June 30, 2019, prepared in accordance with BCRA' regulations. For the purpose of the valuation of the investment in the Company, the adjustments necessary to adequate the Financial Statements to IFRS have been considered

Schedule of significant joint ventures

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2019
Associates
BHSA (iii)	61,440	22,832	62,630	10,696	10,496	29.91%	2,754	360	3,114
PBEL	2,220	597	442	8,486	(6,111)	45.00%	(2,750)	4,135	1,385
Shufersal	36,202	62,604	38,278	38,338	22,190	26.02%	5,774	10,328	16,102

Joint ventures
Quality Invest (ii)	17	3,443	83	806	2,571	50.00%	1,286	22	1,308
Mehadrin	8,319	10,718	9,143	2,602	7,292	45.41%	3,311	79	3,390
	As of June 30, 2018
Associates
BHSA	56,183	24,827	44,697	28,560	7,753	29.91%	2,319	2,784	5,103
PBEL	3,057	650	909	8,506	(5,708)	45.00%	(2,569)	4,201	1,632
Shufersal	34,198	60,060	37,450	34,381	22,427	33.56%	7,527	12,329	19,856

Joint ventures
Quality Invest (ii)	7	4,387	100	1,008	3,286	50.00%	1,643	22	1,665
Mehadrin	9,905	8,813	7,561	3,855	7,302	45.41%	3,317	218	3,535

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase / (decrease) in cash and cash equivalents
	Year ended June 30, 2019 (i)
Associates
BHSA (iii)	17,006	1,698	1,698	250	7,940	(2,041)	(5,044)	1,689
PBEL	9	(182)	(223)	-	40	167	(214)	(7)
Shufersal	115,894	2,214	2,202	1,713	3,119	(8,067)	977	(3,971)

Joint ventures
Quality Invest (ii)	25	(816)	(816)	-	(87)	-	87	-
Mehadrin	12,125	542	573	-	470	(194)	(883)	(607)
	Year ended June 30, 2018 (i)
Associates
BHSA	12,300	2,054	2,054	200	2,602	(79)	(821)	1,702
PBEL	8	(552)	(548)	-	(76)	397	(345)	(24)
Shufersal	94,100	1,847	(118)	708	5,906	(7,587)	4,569	2,888

Joint ventures
Quality Invest (ii)	22	1,227	1,227	-	(138)	-	138	-
Mehadrin	11,277	534	541	-	615	40	(110)	545

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.

(iii)	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.